Fair Value Measurements and Marketable Securities Available-for-Sale - Summary Debt securities available for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 184,440	$ 112,472
Fair Value	185,997	112,893
Unrealized Gain	1,557	421
U.S. government securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	97,495	63,875
Fair Value	98,180	64,032
Unrealized Gain	685	157
Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	86,945	48,597
Fair Value	87,817	48,861
Unrealized Gain	$ 872	$ 264